Consolidated Statements of Changes in Equity - USD ($)	Share Capital MVS	Share Capital SVS	Share Capital	Treasury Shares	Share-Based Reserves	Other Reserves	Total Reserves	Accumulated Deficit	Total Curaleaf Holdings, Inc. Shareholders' Equity	Redeemable Non -Controlling Interest Contingency	Non-Controlling Interest	Redeemable Non-Controlling Interest	MVS	SVS	Total
Beginning Balance at Dec. 31, 2018			$ 657,525,000		$ 6,698,000	$ (153,459,000)	$ (146,761,000)	$ (65,666,000)	$ 440,773,000	$ (2,957,000)		$ (2,174,000)			$ 435,642,000
Beginning Balance (in shares) at Dec. 31, 2018	122,170,705	335,292,331		(4,325,000)
Repurchase of shares				$ (883,000)					(883,000)						(883,000)
Repurchase of shares (in shares)		(147,900)
Exercise and forfeiture of stock options			5,125,000		(2,788,000)		(2,788,000)		2,337,000						2,337,000
Exercise and forfeiture of stock options (in shares)		7,071,331
Share-based compensation					16,607,000		16,607,000		16,607,000						16,607,000
Issuance of shares in connection with acquisitions			31,049,000						31,049,000						31,049,000
Issuance of shares in connection with acquisitions (in shares)		5,698,604
Non-controlling interest in connection with acquisitions											$ 2,156,000				2,156,000
Conversion of MVS to SVS (in shares)	(18,200,000)	18,200,000
Minority buyouts						(13,877,000)	(13,877,000)		(13,877,000)	263,000					(13,614,000)
Net income (loss)								(67,244,000)	(67,244,000)			(2,604,000)			(69,848,000)
Ending Balance (in shares) at Dec. 31, 2019	103,970,705	366,114,366		(5,208,000)
Ending Balance at Dec. 31, 2019			693,699,000		20,517,000	(167,336,000)	(146,819,000)	(132,910,000)	408,762,000	(2,694,000)	2,156,000	(4,778,000)			403,446,000
Exercise and forfeiture of stock options			12,902,000		(9,891,000)		(9,891,000)		3,011,000						3,011,000
Exercise and forfeiture of stock options (in shares)		9,052,775
Share-based compensation					22,386,000		22,386,000		22,386,000						22,386,000
Issuance of shares in connection with acquisitions			969,479,000						969,479,000						969,479,000
Issuance of shares in connection with acquisitions (in shares)		173,460,668
Issuance of shares in connection with private placement, net of issuance costs			30,236,000			(5,684,000)	(5,684,000)		24,552,000						24,552,000
Issuance of shares in connection with private placement, net of issuance costs (in shares)		4,383,698
Issuance of shares in connection with license success fee			2,348,000						2,348,000						2,348,000
Issuance of shares in connection with license success fee (in shares)		245,629
Conversion of MVS to SVS (in shares)	(10,000,000)	10,000,000
Minority buyouts		$ 6,163,920	45,748,000			(39,254,000)	(39,254,000)		6,494,000			4,308,000			10,802,000
Non cash bonus					1,518,000		1,518,000		1,518,000						1,518,000
Non cash bonus (in shares)		410,084
Net income (loss)								(61,735,000)	(61,735,000)		(63,000)	$ 470,000			(61,328,000)
Ending Balance (in shares) at Dec. 31, 2020	93,970,705	569,831,140		(5,208,000)									93,970,705	569,831,140
Ending Balance at Dec. 31, 2020			$ 1,754,412,000		$ 34,530,000	$ (212,274,000)	$ (177,744,000)	$ (194,645,000)	$ 1,376,815,000	$ (2,694,000)	$ 2,093,000				$ 1,376,214,000